Concentration of Credit Risk	4 Months Ended
Jun. 30, 2013
Risks and Uncertainties [Abstract]
Concentration of Credit Risk

NOTE 5 – CONCENTRATION OF CREDIT RISK

The Company maintains cash balances at a Wells Fargo financial institution. The balance, at any given time, may exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits of $250,000 per institution. The Company’s cash balances at June 30, 2013 were within FDIC insured limits.